TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before taxes, as reported in the consolidated statements of income		$ 23,866	$ 30,881	$ 22,063
Statutory tax rate		26.50%	26.50%	25.00%
Theoretical tax expense on the above amount at the Israeli statutory tax rate		$ 6,324	$ 8,183	$ 5,516
Tax adjustment in respect of different tax rate of foreign subsidiary		622	190	758
Non-deductible expenses and other permanent differences		322	772	$ 544
Deferred taxes on losses for which valuation allowance was provided, net		377	$ 270
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net		(555)		$ (320)
Stock compensation relating to stock options per ASC No. 718		$ 1,186	$ 1,624	1,343
Income taxes in respect of prior years				582
Approved, Privileged and Preferred enterprise benefits	[1]	$ (3,047)	$ (5,154)	(4,338)
Other		68	46	(77)
Taxes on income		$ 5,297	$ 5,931	$ 4,008
Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.07	$ 0.11	$ 0.10
Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.06	$ 0.11	$ 0.09

[1]	Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status $0.14, $0.10 and $0.07 for the year ended December 31, 2013, 2014 and 2015 respectively. Diluted earnings per share amounts of the benefit resulting from the "Approved Privileged and Preferred Enterprise" status $0.13, $0.09 and $0.06 for the year ended December 31, 2013, 2014 and 2015 respectively